H1 Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Components of Income Taxes Recognized in Income Statement
Income taxes recognized in the income statement

	2025	2024	2023

Current income taxes for the year	–8,828	–6,461	–4,289

Current income taxes related to prior years	–610	–162	118

Deferred tax income/expense (+/–)	–54	4,563	1,406

Share of taxes in associated companies	–35	–102	–20

Pillar Two tax expense	–61	–53	–

Income tax expense	–9,588	–2,215	–2,785

Reconciliation of Swedish Income Tax Rate with Effective Tax Rate
Reconciliation of Swedish income tax rate with effective tax rate

	2025	2024	2023

Calculated tax expense at Swedish tax rate of 20.6%	–7,891	–533	4,804

Effect of foreign tax rates	–908	430	–884

Current income taxes related to prior years	–610	–162	118

Remeasurement of tax loss carry-forwards	–73	–973	–28

Remeasurement of deductible temporary differences	288	308	394

Withholding tax expense	–378	–780	–217

Tax effect of non-deductible expenses	–136	–1,045	–7,311

Tax effect of non-taxable income	164	655	335

Tax effect of changes in tax rates	17	–62	4

Pillar Two tax expense	–61	–53	–

Income tax expense	–9,588	–2,215	–2,785

Effective tax rate	25.0%	85.6%	–11.9%

Tax Effects of Temporary Differences and Tax Loss Carry-forwards
Tax effects of temporary differences and tax loss carry-forwards

	Deferred tax assets	Deferred tax liabilities	Net balance

2025

Intangible assets and property, plant and equipment	1,222	2,789

Right-of-use assets and similar assets	–	1,281

Current assets	1,701	77

Post-employment benefits	3,555	373

Provisions	4,633	–

Lease liabilities and similar liabilities	1,345	–

Deferred tax credits	2,042	–

Other	2,088	437

Loss carry-forwards	5,070	–

Deferred tax assets/liabilities	21,656	4,957	16,699

Netting of assets/liabilities	–4,805	–4,805

Deferred tax assets/liabilities, net	16,851	152	16,699

2024

Intangible assets and property, plant and equipment	1,447	3,457

Right-of-use assets and similar assets	–	1,199

Current assets	4,340	1,323

Post-employment benefits	4,778	229

Provisions	4,788	–

Lease liabilities and similar liabilities	1,307	–

Deferred tax credits	5,027	–

Other	2,394	359

Loss carry-forwards	5,603	–

Deferred tax assets/liabilities	29,684	6,567	23,117

Netting of assets/liabilities	–5,272	–5,272

Deferred tax assets/liabilities, net	24,412	1,295	23,117

Changes in Deferred Taxes, Net
Changes in deferred taxes, net

	2025	2024

Opening balance, net	23,117	18,495

Recognized in net income	–54	4,563

Recognized in other comprehensive income	–2,371	505

Balances regarding acquired/divested businesses	–81	–

Deferred tax credits increase (+) / utilization (–)	–2,700	–685

Translation difference	–1,212	239

Closing balance, net	16,699	23,117

Summary of Equity and Other Comprehensive Income
Tax on items charged to Equity and Other comprehensive income

	2025	2024	2023

Remeasurements of defined benefits pension plans	–1,376	–147	–251

Revaluation of credit risk on borrowings	–6	117	137

Cash flow hedge reserves	–995	652	–380

Non-controlling interests	2	2	–

Total	–2,375	624	–494

Tax Loss Carry-forwards

Tax loss carry-forwards	Recognized tax loss		Unrecognized tax loss
Year of expiration	Tax loss carry-forwards	Tax value	Tax loss carry-forwards	Tax value

2026	25	6	150	24

2027	75	22	1,119	273

2028	7	2	407	94

2029	164	45	73	11

2030	841	217	38	7

2031 or later (also includes unlimited carry-forwards)	22,041	4,778	8,970	1,899

Total	23,153	5,070	10,757	2,308

Deferred tax credits
In addition to deferred tax credits of SEK 2,042 (5,027) million recognized in 2025, unused deferred tax credits, relating mainly to R&D tax credit
s, for which no deferred tax asset was recognized in the consolidated balance sheet amounted to SEK 946 (1,114) million. The final years in which the tax credits can be utilized are shown in the below table.
Risk assessment on the
business
plans is carried
out
on a regular basis, and deferred tax asset recoverability analysis will be performed if conditions suggest that such assets might need to be impaired.

Deferred tax credits	Recognized	Unrecognized
	deferred tax credits	deferred tax credits
Year of expiration	Tax value	Tax value

2026	28	111

2027	27	104

2028	9	–

2029	9	–

2030	15	11

2031 or later	1,954	720

Total	2,042	946

Deferred Tax Credits

Deferred tax credits	Recognized	Unrecognized
	deferred tax credits	deferred tax credits
Year of expiration	Tax value	Tax value

2026	28	111

2027	27	104

2028	9	–

2029	9	–

2030	15	11

2031 or later	1,954	720

Total	2,042	946